Issued Share Capital	12 Months Ended
Mar. 31, 2020
Issued Share Capital
Issued Share Capital
26	ISSUED SHARE CAPITAL

	Number of Shares	GBP
Authorized		(in thousands)

Ordinary shares of 30p each at March 31, 2019	150,000,000	45,000
Ordinary shares of 30p each at March 31, 2020 (*)	200,000,000	60,000

(*) The Company increased authorized number of shares to 200,000,000 on September 25, 2019.

	Number of Shares		USD
Allotted, called up and fully paid	A Ordinary 30p Shares(*)	B Ordinary 30p Shares(*)	(in thousands)
As at March 31, 2018	55,718,423	9,712,715	$35,334
Issue of shares in the quarter ended June 30, 2018	2,747,645	—	1,138
Issue of shares in the quarter ended September 30, 2018	3,773,385	—	1,471
Issue of shares in the quarter ended December 31, 2018	1,659,767	—	641
Transfer of B Ordinary to A Ordinary share	1,500,000	(1,500,000)	—
Issue of shares in the quarter ended March 31, 2019	1,892,518	—	742
As at March 31, 2019	67,291,738	8,212,715	$39,326
Issue of shares in the quarter ended June 30, 2019	4,192,459	—	1,598
Issue of shares in the quarter ended September 30, 2019	25,956,283	7,044,210	12,276
Issue of shares in the quarter ended December 31, 2019	16,250,661	—	6,747
Issue of shares in the quarter ended March 31, 2020	13,425,561	4,642,160	6,780
As at March 31, 2020	127,116,702	19,899,085	66,727

(*) Each A ordinary shares is entitled to one vote on all matters and each B shares is entitled to ten votes.

The Company issued A and B Ordinary shares as follows:

	A Ordinary		B Ordinary
	For the year ended		For the year ended
	March 31, 2020	March 31, 2019	March 31, 2020	March 31, 2019
Issuance to Founders Group (1) (7)	—	1,769,911	4,878,050	—
Issuance towards settlement of Convertible notes (2)	49,185,958	4,411,359	—	—
Exercise against Restricted Share Unit/ Management scheme (3)	2,728,181	770,541	6,808,320	—
Issuance towards Reliance Industries Limited (4)	—	3,111,088	—	—
2015 Share Plan (5)	132,013	10,416	—	—
Issuance to vendors (8)	6,475,600	—	—	—
Issuance towards equity infusion from funds (6)	1,303,212	—	—	—
Total	59,824,964	10,073,315	11,686,370	—

(1) Average price of A Ordinary Shares at NIL price (March 2019: $14.69)and B Ordinary Shares at $1.64 (March 2019:Nil)

(2) Average exercise price of A Ordinary Shares $1.87 (March 2019: $11.28)

(3) 2,728,181 A Ordinary shares (March 2019: 183,000) at NIL(March 2019: $0.39) and 6,808,320 B Ordinary shares (March 2019: Nil) exercised at NIL price March 2019: Nil)

(4) Average exercise price of A Ordinary Shares NIL (March 2019: $15)

(5) Average exercise price A Ordinary Shares $2 (March 2019: $7.92)

(6) Average exercise price A Ordinary Shares $3.22 (March 2019: Nil)

(7) Includes 4,176,830 B Ordinary shares issued against advance received ($6,150) as of March 31, 2019 and $700 received during the year and $1,150 payables settled by issuance of 701,220 B Ordinary shares

(8) Includes payables settled by issuance 100,000 A Ordinary shares issued to a consultant at an average exercised price at $2.23 (March 2019: NIL) and 6,375,600 A Ordinary Shares towards payables settlement at an average exercised price at $3.14 (March 2019: Nil)